Note Payable - Schedule of Carrying Value of Senior Notes (Details Narrative) (FaceBank Group, Inc Pre-Merger) - USD ($)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Principal value of Senior Note	$ 10,050,000
Original issue discount	(2,650,000)
Discount resulting from allocation of proceeds to warrant liability	(7,400,000)
Amortization of discount	9,183,000
Net carrying value of Senior Note	$ 1,005,000
FaceBank Group, Inc Pre-Merger [Member]
Principal value of Senior Note		$ 10,050,000	$ 375,000	$ 889,000
Original issue discount		(2,650,000)		$ (456,000)
Discount resulting from allocation of proceeds to warrant liability		(7,400,000)
Amortization of discount		1,005,000
Net carrying value of Senior Note		$ 1,005,000